UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Timothy Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

Prime Obligation Fund

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
CERTIFICATES OF DEPOSIT — 33.9%
ANZ New Zealand International
0.283%, 10/09/15(A)(B)(C)	$10,484	$10,484
0.354%, 10/29/15(A)(B)(C)	11,225	11,225
Bank of Montreal IL
0.293%, 10/04/15(A)(B)	10,000	10,000
0.450%, 03/28/16(A)	9,900	9,900
Bank of Nova Scotia
0.260%, 10/01/15(A)(B)	12,000	12,000
0.350%, 12/01/15(A)(B)	6,000	6,000
0.470%, 03/18/16(A)	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ NY
0.337%, 10/01/15(A)(B)	4,000	4,000
0.344%, 10/29/15(A)(B)	9,900	9,900
0.518%, 12/04/15(A)(B)	7,000	7,001
0.430%, 02/25/16(A)	4,000	4,000
BNZ International Funding
0.359%, 10/05/15(A)(B)(C)	4,794	4,794
0.386%, 10/14/15(A)(B)(C)	4,541	4,541
Canadian Imperial Bank of Commerce
0.120%, 10/01/15(A)	17,647	17,647
0.414%, 11/13/15(A)(B)	2,309	2,309
Commonwealth Bank of Australia
0.377%, 10/15/15(A)(B)(C)	4,704	4,704
DNB Bank
0.369%, 10/02/15(A)(B)	7,500	7,500
0.373%, 10/13/15(A)(B)	10,000	10,000
0.306%, 10/14/15(A)(B)(C)	10,000	10,000
Fairway Finance
0.369%, 10/08/15(A)(B)(C)	2,517	2,517
0.384%, 10/11/15(A)(B)(C)	2,718	2,718
0.286%, 10/19/15(A)(B)(C)	13,500	13,500
0.296%, 10/20/15(A)(B)(C)	1,500	1,500
General Electric Capital
0.270%, 10/01/15(A)(B)	4,750	4,750
0.260%, 10/01/15(A)(B)	5,000	5,000
JPMorgan Securities
0.353%, 10/04/15(A)(B)	10,000	10,000
0.323%, 10/04/15(A)(B)	11,250	11,250
0.394%, 10/31/15(A)(B)	4,000	4,000
0.336%, 10/31/15(A)(B)	5,850	5,850
National Bank of Canada
0.420%, 02/17/16(A)	9,750	9,750
Nordea Bank
0.230%, 10/13/15(A)	1,259	1,259
0.300%, 11/30/15(A)	20,750	20,750
Old Line Funding
0.397%, 10/01/15(A)(B)	6,121	6,121
0.384%, 10/08/15(A)(B)	11,000	11,000
0.383%, 10/08/15(A)(B)	2,404	2,404
0.410%, 10/16/15(A)(B)	921	921
0.299%, 10/16/15(A)(B)	2,000	2,000

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
0.297%, 10/17/15(A)(B)	$2,000	$2,000
0.414%, 10/19/15(A)(B)	3,785	3,785
Royal Bank of Canada
0.376%, 10/14/15(A)(B)	10,025	10,025
State Street Bank & Trust
0.339%, 10/06/15(A)(B)	3,000	3,000
Sumitomo Mitsui Banking
0.300%, 10/01/15(A)	1,466	1,466
0.280%, 10/02/15(A)	14,850	14,850
0.356%, 10/14/15(A)(B)	4,000	4,000
0.356%, 10/15/15(A)(B)	4,000	4,000
0.345%, 10/23/15(A)(B)	3,125	3,125
0.414%, 10/25/15(A)(B)	1,250	1,250
0.330%, 12/01/15(A)	900	900
0.330%, 12/02/15(A)	1,936	1,936
Svenska Handelsbanken
0.255%, 10/23/15(A)	5,005	5,005
0.305%, 11/25/15(A)	11,500	11,500
0.305%, 11/30/15(A)	8,000	8,000
0.465%, 03/18/16(A)	10,000	10,000
Toronto-Dominion Bank
0.340%, 12/16/15(A)	7,800	7,800
Toyota Motor Credit
0.296%, 10/19/15(A)(B)	4,437	4,437
0.394%, 10/26/15(A)(B)	11,750	11,750
0.274%, 10/27/15(A)(B)	7,190	7,190
0.364%, 10/28/15(A)(B)	10,500	10,500
Wells Fargo Bank
0.287%, 10/01/15(A)(B)	7,810	7,810
0.260%, 10/01/15(A)(B)	5,000	5,000
0.279%, 10/07/15(A)(B)	6,000	6,000
0.279%, 10/08/15(A)(B)	8,500	8,500
0.364%, 10/25/15(A)(B)	8,000	8,000
Westpac Banking
0.361%, 10/03/15(A)(B)	5,000	5,000
Westpac Securities NZ
0.369%, 10/06/15(A)(B)(C)	1,326	1,326
0.294%, 10/11/15(A)(B)(C)	6,235	6,235
0.296%, 10/15/15(A)(B)(C)	5,210	5,210

Total Certificates of Deposit (Cost $445,895) ($ Thousands)		445,895

COMMERCIAL PAPER — 26.2%
Albion Capital
0.150%, 10/02/15(A)(C)(D)	8,110	8,110
0.315%, 11/23/15(A)(C)(D)	3,421	3,419
ANZ New Zealand International
0.279%, 10/02/15(A)(B)(C)(D)	2,000	2,000
ASB Finance
0.421%, 02/22/16(A)(C)(D)	3,551	3,545
Bank of Tokyo-Mitsubishi UFJ NY
0.190%, 10/05/15(A)(D)	238	238
0.210%, 10/08/15(A)(D)	119	119

SEI Liquid Asset Trust / Quarterly Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

Prime Obligation Fund (Continued)

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
0.200%, 10/13/15(A)(D)	$512	$512
0.200%, 10/14/15(A)(D)	791	791
0.230%, 10/29/15(A)(D)	238	238
Caisse Centrale Desjardins
0.130%, 10/05/15(A)(C)(D)	9,333	9,333
Chariot Funding
0.401%, 12/16/15(A)(C)(D)	7,000	6,994
0.431%, 12/29/15(A)(C)(D)	1,956	1,954
0.461%, 02/01/16(A)(C)(D)	11,000	10,983
Coca-Cola
0.401%, 01/19/16(A)(C)(D)	6,218	6,210
Danaher
0.170%, 10/02/15(A)(C)(D)	3,539	3,539
0.170%, 10/06/15(A)(C)(D)	3,531	3,531
0.150%, 10/07/15(A)(C)(D)	909	909
Exxon Mobil
0.120%, 10/09/15(A)(D)	9,287	9,287
Fairway Finance
0.150%, 10/15/15(A)(C)(D)	2,209	2,209
0.274%, 10/29/15(A)(B)(C)(D)	7,290	7,290
Gotham Funding
0.220%, 10/07/15(A)(C)(D)	645	645
0.230%, 10/08/15(A)(C)(D)	8,000	8,000
0.230%, 10/13/15(A)(C)(D)	1,531	1,531
0.230%, 10/14/15(A)(C)(D)	3,019	3,019
International Business Machines
0.100%, 10/02/15(A)(C)(D)	4,397	4,397
JPMorgan Securities
0.403%, 10/09/15(A)(B)(C)(D)	2,360	2,360
0.341%, 11/17/15(A)(D)	10,000	9,996
0.501%, 03/18/16(A)(D)	5,000	4,988
Jupiter Securitization
0.331%, 12/01/15(A)(C)(D)	7,753	7,749
0.371%, 12/08/15(A)(C)(D)	10,000	9,993
0.421%, 12/23/15(A)(C)(D)	1,134	1,133
0.431%, 12/29/15(A)(C)(D)	1,956	1,954
Liberty Street Funding
0.250%, 10/01/15(A)(C)(D)	13,000	13,000
0.300%, 10/26/15(A)(C)(D)	2,268	2,267
0.341%, 11/12/15(A)(C)(D)	966	966
0.300%, 11/23/15(A)(C)(D)	10,095	10,090
0.391%, 11/30/15(A)(C)(D)	3,293	3,291
0.381%, 12/03/15(A)(C)(D)	1,643	1,642
Manhattan Asset Funding
0.210%, 10/08/15(A)(D)	2,707	2,707
0.217%, 10/09/15(A)(D)	11,197	11,196
0.250%, 10/13/15(A)(D)	322	322
0.210%, 10/16/15(A)(D)	501	501
0.210%, 10/21/15(A)(D)	514	514
0.230%, 10/26/15(A)(D)	3,367	3,366
0.260%, 12/17/15(A)(D)	1,770	1,769
Massachusetts Mutual Life Insurance
0.150%, 10/19/15(A)(C)(D)	3,945	3,945

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
MetLife Short Term Funding
0.200%, 10/15/15(A)(C)(D)	$8,251	$8,250
0.210%, 10/20/15(A)(C)(D)	2,294	2,294
0.153%, 10/21/15(A)(C)(D)	7,232	7,231
0.220%, 12/15/15(A)(C)(D)	4,221	4,219
0.240%, 12/21/15(A)(C)(D)	8,750	8,745
Mizuho Bank
0.210%, 10/01/15(A)(C)(D)	1,946	1,946
Nordea Bank
0.260%, 10/22/15(A)(C)(D)	426	426
Old Line Funding
0.120%, 10/02/15(A)(C)(D)	4,237	4,237
0.401%, 12/16/15(A)(C)(D)	12,000	11,990
0.521%, 02/25/16(A)(D)	11,000	10,977
0.481%, 03/16/16(A)(C)(D)	4,425	4,415
Regency Markets No. 1
0.130%, 10/01/15(A)(C)(D)	4,696	4,696
0.130%, 10/02/15(A)(C)(D)	9,957	9,957
0.220%, 10/14/15(A)(C)(D)	9,831	9,830
0.250%, 10/16/15(A)(C)(D)	12,344	12,343
0.180%, 10/20/15(A)(C)(D)	6,390	6,389
Skandinaviska Enskilda Banken
0.250%, 10/08/15(A)(C)(D)	1,204	1,204
Thunder Bay Funding
0.401%, 12/01/15(A)(C)(D)	1,185	1,184
0.461%, 01/22/16(A)(C)(D)	1,528	1,526
0.481%, 03/09/16(A)(C)(D)	3,579	3,571
Toyota Motor Credit
0.411%, 03/02/16(A)(D)	4,900	4,891
Victory Receivables
0.220%, 10/06/15(A)(C)(D)	5,000	5,000
0.242%, 10/14/15(A)(C)(D)	4,979	4,979
Wal-Mart Stores
0.200%, 10/29/15(A)(C)(D)	9,939	9,937
Working Capital Management
0.140%, 10/01/15(A)(C)(D)	1,439	1,439
0.140%, 10/02/15(A)(C)(D)	1,706	1,706
0.180%, 10/14/15(A)(C)(D)	3,687	3,687
0.200%, 10/19/15(A)(C)(D)	2,918	2,918
0.250%, 12/14/15(A)(C)(D)	2,819	2,818

Total Commercial Paper (Cost $345,357) ($ Thousands)		345,357

TIME DEPOSITS — 13.6%
Australia & New Zealand Banking Group
0.100%, 10/01/15	27,001	27,001
Bank of Montreal IL
0.293%, 10/04/15(B)	6,381	6,381
Canadian Imperial Bank of Commerce
0.020%, 10/01/15	23,031	23,031
Citibank
0.090%, 10/01/15	30,000	30,000

2	SEI Liquid Asset Trust / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

Prime Obligation Fund (Continued)

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
Svenska Handelsbanken
0.040%, 10/01/15	$28,000	$28,000
Swedbank
0.060%, 10/01/15	64,000	64,000

Total Time Deposits (Cost $178,413) ($ Thousands)		178,413

CORPORATE OBLIGATIONS — 8.0%
ANZ New Zealand International
1.850%, 10/15/15	3,521	3,523
Bank of Montreal IL
0.373%, 10/14/15(B)	5,000	5,000
0.289%, 10/14/15(B)	3,500	3,500
0.800%, 11/06/15	788	788
Bank of Nova Scotia
0.360%, 10/01/15(B)	5,000	5,000
0.350%, 10/01/15(B)	10,000	10,000
0.340%, 10/01/15(B)	8,000	8,000
0.340%, 10/01/15(B)	5,000	5,000
0.260%, 10/01/15(B)	4,900	4,900
2.050%, 10/07/15	1,378	1,379
0.750%, 10/09/15	4,012	4,013
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	2,854	2,854
2.350%, 12/11/15	3,325	3,337
DNB Bank
0.297%, 10/15/15(B)	5,000	5,000
HSBC Bank USA
0.449%, 10/01/15(B)	809	809
Royal Bank of Canada
0.369%, 10/01/15(B)	5,000	5,000
0.800%, 10/30/15	740	740
0.556%, 12/16/15(B)	8,600	8,603
Sumitomo Mitsui Banking
0.390%, 10/01/15(B)	1,000	1,000
Toronto-Dominion Bank
0.349%, 10/07/15(B)	11,600	11,600
Wells Fargo Bank
0.350%, 10/01/15(B)	4,000	4,000
0.350%, 10/01/15(B)	4,500	4,500
0.330%, 10/01/15(B)	4,000	4,000
Westpac Banking
3.000%, 12/09/15	3,005	3,019

Total Corporate Obligations (Cost $105,565) ($ Thousands)		105,565

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB
0.224%, 10/11/15(B)	7,810	7,811
0.204%, 10/16/15(B)	10,000	10,000
0.246%, 10/24/15(B)	2,250	2,251

Total U.S. Government Agency Obligations (Cost $20,062) ($ Thousands)		20,062

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
MUNICIPAL BONDS — 0.5%
Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi- Family Housing Program, Ser A-1, RB
0.120%, 10/07/15(B)	$710	$710

Illinois — 0.0%
University of Illinois, Ser S, RB
0.130%, 10/01/15(B)	280	280

Iowa — 0.1%
Iowa State, Finance Authority, Ser C, RB
0.170%, 10/01/15(B)	1,320	1,320
Iowa State, Finance Authority, Ser G, RB
0.170%, 10/01/15(B)	15	15
Iowa State, Finance Authority, Ser M, RB
0.150%, 10/01/15(B)	450	450

		1,785

Massachusetts — 0.0%
Simmons College, Higher Education Authority, RB
0.150%, 10/01/15(B)	530	530

Minnesota — 0.1%
Minnesota State, Office of Higher Education, Ser A, RB
0.130%, 10/01/15(B)	1,780	1,780

New Jersey — 0.1%
North Hudson Sewage Authority, RB
0.120%, 10/01/15(B)	665	665

New York — 0.0%
New York State, Housing Finance Agency, RB
0.200%, 10/07/15(B)	440	440

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, RB
0.120%, 10/07/15(B)	205	205
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.130%, 10/03/15(B)	135	135
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.120%, 10/01/15(B)	260	260

		600

Total Municipal Bonds (Cost $6,790) ($ Thousands)		6,790

SEI Liquid Asset Trust / Quarterly Report / September 30, 2015	3

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

Prime Obligation Fund (Continued)

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
REPURCHASE AGREEMENTS — 16.3%
Goldman Sachs
0.120% dated 09/30/15, to be repurchased on 10/01/15, repurchase price $23,000,077 (collateralized by a U.S. Treasury Note, par value $23,605,700, 1.625%, 08/15/22, with total market value of $23,460,082)(E)	$23,000	$23,000
Goldman Sachs
0.100%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $12,961,036 (collateralized by various FNMA and FHLB obligations, ranging in par value $500,000 - $4,120,000, 0.000% - 3.300%, 10/16/15 - 08/27/32; with total market value $13,220,455)(E)	12,961	12,961
Mistubishi
0.110%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $93,000,284 (collateralized by various FMAC and FNMA obligations, ranging in par value $1,005 - $24,208,800, 1.085% - 6.000%, 08/01/26 - 02/01/45; with total market value $94,860,290)(E)	93,000	93,000
RBC Capital
0.150%, dated 09/24/15, to be repurchased on 10/01/15, repurchase price $7,815,228 (collateralized by various corporate obligations*, ranging in par value $2,000 - $1,944,984, 1.350% - 8.125%, 07/15/17 - 09/16/25; with total market value $8,205,990)(E)	7,815	7,815
RBC Capital
0.100%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $23,000,064 (collateralized by various FMAC, FNMA and GNMA obligations, ranging in par value $1,000 - $6,335,336, 2.192% - 4.500%, 09/01/26 - 09/01/45; with total market value $23,460,065)(E)	23,000	23,000

	Face Amount	Value
Description	($ Thousands)	($ Thousands)
TD Securities
0.120%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $23,000,077 (collateralized by various FMAC and FNMA obligations, ranging in par value $55,607 - $25,517,462, 4.000% - 4.500%, 06/01/25 - 11/01/43; with total market value $23,460,078)(E)	$23,000	$23,000
Wells Fargo
0.140%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $23,000,089 (collateralized by various FMAC and FNMA obligations, ranging in par value $155,697 - $13,803,123, 3.500% - 4.000%, 07/01/30 - 07/30/45; with total market value $23,460,092)(E)	23,000	23,000
Wells Fargo
0.100%, dated 09/30/15, to be repurchased on 10/07/15, repurchase price $7,216,140 (collateralized by various FMAC and FNMA obligations, ranging in par value $136,341 - $2,997,596, 3.500% - 4.000%, 09/01/30 - 09/01/45; with total market value $7,360,341)(E)	7,216	7,216
Wells Fargo
0.090%, dated 09/29/15, to be repurchased on 10/06/15, repurchase price $1,803,032 (collateralized by a FNMA obligations, par value $1,741,709, 3.500%, 09/01/35; with total market value $1,839,070)(E)	1,803	1,803

Total Repurchase Agreements (Cost $214,795) ($ Thousands)		214,795

Total Investments — 100.0% (Cost $1,316,877)($ Thousands) †		$1,316,877

*	A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at September 30, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Barclays	3.650%	03/16/25	$ 1,137
	BB&T	3.625	09/16/25	1,945
	Capital One Financial	3.200	02/05/25	2
	Credit Suisse	5.300	08/13/19	311
	Deutsche	2.950	08/20/20	477
	Ebay	1.350	07/15/17	623
	Ford Motor Credit	4.134	08/04/25	36
	Juniper Networks	4.350	06/15/25	2
	Morgan Stanley	2.800	06/16/20	990
	Phillips 66	4.300	04/01/22	170
	RCI Banque	3.500	04/03/18	66
	Reynolds American	8.125	06/23/19	1,520
	Santander Holdings	4.500	07/17/25	8
	Santander UK	4.750	09/15/25	35
	St. Jude Medical	3.875	09/15/25	375
	XL Capital	5.750	10/01/21	176

4	SEI Liquid Asset Trust / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

Prime Obligation Fund (Concluded)

Percentages are based on Net Assets of $1,316,807($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on September 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	The rate reported is the effective yield at time of purchase.
(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

RB — Revenue Bond

Ser — Series

† For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of September 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Liquid Asset Trust / Quarterly Report / September 30, 2015	5

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Exchange Act and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 25, 2015

Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 25, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: November 25, 2015